Indebtedness - Bank Loan Agreement - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2015	Mar. 31, 2017
Debt [Line Items]
Covenant compliance description		At March 31, 2017, the company failed to meet certain covenants contained in the Bank Loan Agreement, the Troms Offshore Debt agreement, and the September 2013 Senior Notes, which resulted in covenant noncompliance that would have allowed the respective lenders and/or the noteholders to declare us to be in default under each of the Funded Debt Agreements, and accelerate the indebtedness thereunder. To avoid an acceleration of indebtedness of these agreements (and potentially the August 2011 and September 2010 Senior Notes) the company negotiated and obtained limited waivers from the necessary lenders and noteholders. When the final waiver expired in accordance with its terms on April 7, 2017, negotiations regarding the terms of the company’s restructuring were substantially complete. As a result of the above, all of the company’s debt was classified as current on its Consolidated Balance Sheet at March 31, 2017.
Current Bank Loan Agreement
Debt [Line Items]
Bank loan agreement expiration date	2019-06
Revolving credit facility	$ 900
Credit facility term	5 years
Revolving line of credit	$ 600
Term loan	$ 300
Term Loan Facility
Debt [Line Items]
Outstanding borrowing		$ 300
Estimated fair market value of the borrowing		168
Revolving Credit Agreement
Debt [Line Items]
Outstanding borrowing		600
Estimated fair market value of the borrowing		$ 336